SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Purchased and fabricated parts	$ 6,466	$ 6,209	$ 6,252
Work in process	787	945	1,285
Completed machines			164
Used machines	140	516	865
Total inventory	$ 7,393	$ 7,670	$ 8,566